INCOME TAXES - Loss Carryforwards (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) item $ / shares	Dec. 31, 2017 USD ($) $ / shares
Operating loss carryforwards
Statutory U.S. rate (as a percent)	21.00%	21.00%	35.00%
Net discrete expense (benefit), prior year returns	$ 11.0	$ (39.5)	$ 9.8
Net operating loss carryforwards	48.0	195.9
Valuation allowance on deferred tax asset	24.5	$ 161.5
Number of foreign jurisdictions with a tax holiday | item		2
Federal
Operating loss carryforwards
Net operating loss carryforwards	0.2
State
Operating loss carryforwards
Carryforwards subject to expiration	19.1
International
Operating loss carryforwards
Net operating loss carryforwards	28.7
Carryforwards subject to expiration	5.7
No expiration	23.0
Preferential income tax rate, certain headquarter income		10.00%
Tax reduction due to tax holiday	$ 29.2	$ 25.6	$ 17.6
Tax holiday impact on diluted earnings per share (in dollars per share) | $ / shares	$ 0.10	$ 0.09	$ 0.06